Trade and Other Payables	12 Months Ended
Dec. 31, 2020
Disclosure of trade and other payables [text block] [Abstract]
Trade and other payables
14.	Trade and other payables

This caption is made up as follows:

	2020	2019
	S/(000)	S/(000)
Trade payables	83,754	84,894
Interests payable	26,322	24,809
Remuneration payable	18,102	18,007
Advances from customers	14,880	11,775
Taxes and contributions	10,478	12,047
Dividends payable, note 18(g)	7,686	52,523
Hedge finance cost payable	6,381	5,922
Board of Directors’ fees	5,061	5,917
Accounts payable related to the acquisition of property, plant and equipment, note 10(e)	4,830	8,698
Guarantee deposits	4,289	5,799
Account payable to the principal and affiliates, note 27	1,559	1,772
Other accounts payable	4,534	3,221

	187,876	235,384

Trade accounts payable result from the purchases of material, services and supplies for the Group operation, and mainly correspond to invoices payable to domestic suppliers, are non-interest bearing and are normally settled on 60 to 120 days term.

Other payables are non-interest bearing and have an average term of 3 months.

Interest payable is normally settled semiannually throughout the financial year.